Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Income Statement [Abstract]
Revenue	$ 476,932	$ 477,922	$ 2,079,609	$ 1,422,154
Interest income	5,815
Costs and expenses:
Cost of revenues	254,648	277,436	1,329,200	917,844
Research and development	400,430	117,814	982,227	411,383
Goodwill impairment			327,326	2,180,836
Selling, general and administrative	839,732	768,551	3,916,041	4,022,824
Total Costs and Expenses	1,494,810	1,163,801	6,554,794	7,532,887
Loss from operations	(1,017,878)	(685,879)	(4,475,185)	(6,110,733)
Other income (expense):
Gain on extinguishment of debt				53,028
Interest expense	(3,166)	(4,110)	(8,289)	(118,421)
Total other income (expense)	2,649	(4,110)	(8,289)	(65,393)
Loss before provision for income taxes	(1,015,229)	(689,989)	(4,483,474)	(6,176,126)
Provision for income taxes
Net loss	(1,015,229)	(689,989)	(4,483,474)	(6,176,126)
Deemed dividend related to warrant round-down				(196,589)
Net loss attributable to common shareholders	$ (1,015,229)	$ (689,989)	$ (4,483,474)	$ (6,372,715)
Net loss per share of common stock-basic (in Dollars per share)	$ (0.13)	$ (0.08)	$ (0.53)	$ (0.8)
Weighted average shares of common stock outstanding - basic (in Shares)	7,833,150	9,183,249	8,459,547	7,932,895
Net loss	$ (1,015,229)	$ (689,989)	$ (4,483,474)	$ (6,372,715)
Foreign currency translation adjustment
Total Comprehensive Loss	$ (1,015,229)	$ (689,989)	$ (4,483,474)	$ (6,372,715)